Exhibit 99.1

Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	37
30/360 Days	30
Actual/360 Days	31

I. ORIGINAL DEAL PARAMETERS

Cut off Date:	June 1, 2013
Closing Date:	June 27, 2013

	Dollars	Units	WAC	WARM
Original Pool Balance:	$1,547,772,942.62	80,923	3.53%	56.05
Original Adj. Pool Balance:	$1,514,531,732.70

		Amount	% of Pool	Note Rate	Final Payment Date
Class A-1 Notes	Fixed	$348,000,000.00	22.484%	0.25000%	July 15, 2014
Class A-2 Notes	Fixed	$455,000,000.00	29.397%	0.53000%	March 15, 2016
Class A-3 Notes	Fixed	$431,000,000.00	27.846%	0.71000%	September 15, 2017
Class A-4 Notes	Fixed	$167,690,000.00	10.834%	1.01000%	February 15, 2019
Class B Notes	Fixed	$27,270,000.00	1.762%	1.45000%	February 15, 2019
Class C Notes	Fixed	$40,890,000.00	2.642%	1.71000%	February 15, 2019
Class D Notes	Fixed	$33,310,000.00	2.152%	2.48000%	September 16, 2019
Total Securities		$1,503,160,000.00	97.118%

Overcollateralization		$11,371,732.70	0.735%
YSOA		$33,241,209.92	2.148%
Total Original Pool Balance		$1,547,772,942.62	100.00%

II. POOL BALANCE AND PORTFOLIO INFORMATION

	Beginning of Period		Ending of Period		Change
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$-	-	$-	-	$-
Class A-2 Notes	$-	-	$-	-	$-
Class A-3 Notes	$-	-	$-	-	$-
Class A-4 Notes	$133,623,620.50	0.7968491	$116,233,413.27	0.6931446	$17,390,207.23
Class B Notes	$27,270,000.00	1.0000000	$27,270,000.00	1.0000000	$-
Class C Notes	$40,890,000.00	1.0000000	$40,890,000.00	1.0000000	$-
Class D Notes	$33,310,000.00	1.0000000	$33,310,000.00	1.0000000	$-
Total Securities	$235,093,620.50	0.1563996	$217,703,413.27	0.1448305	$17,390,207.23

Weighted Avg. Coupon (WAC)	3.58%		3.59%
Weighted Avg. Remaining Maturity (WARM)	23.81		22.91
Pool Receivables Balance	$261,676,070.83		$243,946,709.72
Remaining Number of Receivables	33,836		32,974

Adjusted Pool Balance	$257,811,596.49		$240,421,389.26

III. COLLECTIONS

Principal:
Principal Collections	$17,370,104.00
Repurchased Contract Proceeds Related to Principal	$-
Recoveries/Liquidation Proceeds	$289,741.23
Total Principal Collections	$17,659,845.23

Interest:
Interest Collections	$785,228.37
Late Fees & Other Charges	$56,061.95
Interest on Repurchase Principal	$-
Total Interest Collections	$841,290.32

Collection Account Interest	$5,930.98
Reserve Account Interest	$1,307.21
Servicer Advances	$-

Total Collections	$18,508,373.74

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	37
30/360 Days	30
Actual/360 Days	31

IV. DISTRIBUTIONS

Total Collections	$18,508,373.74
Reserve Account Release	$-
Reserve Account Draw	$-
Total Available for Distribution	$18,508,373.74

		Amount Due	Interest Pymt Due but unpaid from prior periods	Amount Paid
1. Servicing Fee @1.00%:
Servicing Fee Due	1.00%	$218,063.39	$-	$218,063.39	$218,063.39
Collection Account Interest					$5,930.98
Late Fees & Other Charges					$56,061.95
Total due to Servicer					$280,056.32

2. Class A Noteholders Interest:
Class A-1 Notes		$-		$-
Class A-2 Notes		$-		$-
Class A-3 Notes		$-		$-
Class A-4 Notes		$112,466.55		$112,466.55

Total Class A interest:		$112,466.55		$112,466.55	$112,466.55

3. First Priority Principal Distribution:		$-		$-	$-

4. Class B Noteholders Interest:		$32,951.25		$32,951.25	$32,951.25

5. Second Priority Principal Distribution:		$-		$-	$-

6. Class C Noteholders Interest:		$58,268.25		$58,268.25	$58,268.25

7. Third Priority Principal Distribution:		$-		$-	$-

8. Class D Noteholders Interest:		$68,840.67		$68,840.67	$68,840.67

Available Funds Remaining:					$17,955,790.70

9. Regular Principal Distribution Amount:					$17,390,207.23

	Distributable Amount	Paid Amount
Class A-1 Notes		$-
Class A-2 Notes		$-
Class A-3 Notes		$-
Class A-4 Notes		$17,390,207.23
Class A Notes Total:	$17,390,207.23	$17,390,207.23
Class B Notes Total:	$-	$-
Class C Notes Total:	$-	$-
Class D Notes Total:	$-	$-
Total Noteholders Principal	$17,390,207.23	$17,390,207.23

10. Required Deposit to Reserve Account			0.00

11. Trustee Expenses			0.00

12. Remaining Available Collections Released to Certificateholder			565,583.47

V. YIELD SUPPLEMENT OVERCOLLATERALIZATION AMOUNT (YSOA)

Beginning Period Required Amount	$3,864,474.34
Beginning Period Amount	$3,864,474.34
Current Period Amortization	$339,153.88
Ending Period Required Amount	$3,525,320.46
Ending Period Amount	$3,525,320.46
Next Distribution Date Required Amount	$3,203,497.70

VI. RESERVE ACCOUNT

Reserve Percentage of Initial Adjusted Pool Balance	0.25%
Beginning Period Required Amount	$3,786,329.33
Beginning Period Amount	$3,786,329.33
Current Period Release to Collection Account	$-
Current Period Deposit	$-
Current Period Release to Depositor	$-
Ending Period Required Amount (0.25% of APB of cut-off date)	$3,786,329.33
Ending Period Amount	$3,786,329.33

VII. OVERCOLLATERALIZATION

Overcollateralization Target	1.50%
Overcollateralization Floor	1.50%

	Beginning	Ending	Target
Overcollateralization Amount	$22,717,975.99	$22,717,975.99	$22,717,975.99
Overcollateralization as a % of Original Adjusted Pool	1.50%	1.50%	1.50%
Overcollateralization as a % of Current Adjusted Pool	8.81%	9.45%	9.45%

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Hyundai Auto Receivables Trust 2013-B
Monthly Servicing Report

Collection Period	July 2016
Distribution Date	08/15/16
Transaction Month	37
30/360 Days	30
Actual/360 Days	31

VIII. DELINQUENCY AND NET LOSS ACTIVITY

Delinquent Receivables	Units Percent	Units	Dollars Percent	Amount
Current	98.01%	32,317	97.20%	$237,124,298.25
30 - 60 Days	1.60%	527	2.23%	$5,439,384.02
61 - 90 Days	0.33%	108	0.48%	$1,165,828.08
91-120 Days	0.07%	22	0.09%	$217,199.37
121 + Days	0.00%	0	0.00%	$-
Total		32,974		$243,946,709.72

Delinquent Receivables 30+ Days Past Due
Current Period	1.99%	657	2.80%	$6,822,411.47
1st Preceding Collection Period	1.93%	652	2.69%	$7,036,129.69
2nd Preceding Collection Period	1.86%	645	2.60%	$7,291,795.60
3rd Preceding Collection Period	1.73%	615	2.39%	$7,129,560.44
Four-Month Average	1.88%		2.62%

Repossession in Current Period		22		$209,800.29
Repossession Inventory		46		$102,540.64

Current Charge-Offs
Gross Principal of Charge-Offs				$359,257.11
Recoveries				$(289,741.23)
Net Loss				$69,515.88

Ratio of Current Net Loss to Beginning Pool Balance (annualized)				0.32%

Average Pool Balance for Current Period				$252,811,390.28

Ratio of Current Net Loss to Average Pool Balance (annualized)
Current Period				0.33%
1st Preceding Collection Period				0.33%
2nd Preceding Collection Period				0.10%
3rd Preceding Collection Period				-0.01%
Four-Month Average				0.19%

Cumulative Charge-Offs	Change in units from prior period	Cumulative Units	Cumulative Amount
Gross Principal of Charge-Offs	30	2,294	$35,162,821.86
Recoveries	34	2,119	$(21,246,829.98)
Net Loss			$13,915,991.88
Cumulative Net Loss as a % of Initial Pool Balance			0.90%

Net Loss for Receivables that have experienced a Net Loss *	18	1,948	$14,016,518.03
Average Net Loss for Receivables that have experienced a Net Loss			$7,195.34

Principal Balance of Extensions			$1,259,354.94
Number of Extensions			117

* Excludes receivables with recovered amounts equal to or in excess of principal charge-offs due to the recovery of assessments, such as interest and fees.

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